Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity [Abstract]
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Central Index Key	0001410384
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false